Mezzanine Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Mezzanine Equity
Mezzanine Equity
Redeemable noncontrolling interests are included in the mezzanine section of our condensed consolidated balance sheets as the ownership interests are redeemable for cash or registered shares outside of the Company’s control. As described below, our mezzanine equity includes redeemable noncontrolling interests in Ashford Holdings as well as subsidiary common stock. See note 2 for tables summarizing the redeemable noncontrolling ownership interests and carrying values.
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands). See note 2 to our condensed consolidated financial statements for tables summarizing the redeemable noncontrolling ownership interests and carrying values:

	Three Months Ended March 31,
	2018	2017
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$12	$4
J&S	(355)	—
OpenKey	282	359
Total net (income) loss allocated to redeemable noncontrolling interests	$(61)	$363

________

(1)	Represents the 0.2% interest in Ashford LLC prior to the legal restructuring of our organizational structure on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.

Mezzanine Equity
Redeemable noncontrolling interests are included in the mezzanine section of our consolidated balance sheets as the ownership interests are redeemable for cash or registered shares outside of the Company’s control. As described below, our mezzanine equity includes redeemable noncontrolling interests in Ashford Holdings as well as subsidiary common stock. See note 2 for tables summarizing the redeemable noncontrolling ownership interests and carrying values. See note 17 for a summary of related party transactions, including income (loss) attributable to our redeemable noncontrolling interests.
Redeemable Noncontrolling Interests—Redeemable noncontrolling interests in Ashford Holdings represents certain members’ proportionate share of equity and their allocable share of equity in earnings/loss of Ashford Holdings, which is an allocation of net income/loss attributable to the members based on the weighted average ownership percentage of these members’ interest. Beginning one year after issuance, each common unit of membership interest may be redeemed by the holder, for cash or registered shares in certain cases outside the Company’s control. Prior to April 6, 2017, the noncontrolling interests represented certain members’ proportionate share of equity and their allocable share of equity in earnings/loss of Ashford LLC. See note 1.
In connection with our spin-off, Ashford Trust OP unit holders received one common unit in Ashford LLC for every 55 common units held in Ashford Trust OP. Each holder of common units of Ashford LLC could then exchange up to 99% of the Ashford LLC common units for shares of Ashford Inc. common stock. During the year ended December 31, 2014, approximately 356,000 common units were exchanged for shares of Ashford Inc. common stock at the rate of one share of Ashford Inc. common stock for every 55 Ashford LLC common units. Following the completion of the exchange offer, Ashford LLC effected a reverse stock split of its common units such that each common unit was automatically converted into 1/55 of a common unit.
A summary of the activity of the member interest units is as follow (in thousands):

	Year Ended December 31,
	2017	2016	2015
Units outstanding at beginning of year	4	5	5
Units redeemed for cash (1)	—	(1)	—
Units outstanding at end of year	4	4	5
Units convertible/redeemable at end of year	4	4	5

__________________

(1)
During the years ended December 31, 2017, 2016, and 2015, membership interest units with aggregate fair values at redemption of $0, $18,000 and $0, respectively, were redeemed by the holder and, at our election, we paid cash to satisfy the redemption price.

Redeemable noncontrolling interest in other subsidiary common stock represented redeemable ownership interests in our consolidated VIEs, J&S and OpenKey, for the year ended December 31, 2017 and in OpenKey for the year ended December 31, 2016. See note 2 to our consolidated financial statements for tables summarizing the redeemable noncontrolling ownership interests and carrying values. See note 17 to our consolidated financial statements for a summary of related party transactions, including income (loss) attributable to our redeemable noncontrolling interests.
Redeemable noncontrolling interests in other subsidiary common stock originated as a result of the following transactions:
On March 8, 2016, a 100% noncontrolling interest in OpenKey was initially reduced to a 49.28% redeemable noncontrolling interest, which resulted in the conversion of our note receivable into our initial 38.49% ownership interest. See also notes 1, 2, 13 and 17 to our consolidated financial statements.
On November 1, 2017, we acquired an 85% controlling interest in J&S with 15% ownership held by the company’s founders as a redeemable noncontrolling interest in the J&S subsidiary common stock. See note 4 for details of the acquisition. See also notes 1, 2, 13 and 17 to our consolidated financial statements.
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands). See note 2 to our consolidated financial statements for tables summarizing the redeemable noncontrolling ownership interests and carrying values:

	Year Ended December 31,
	2017		2016		2015
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$19		$4		$2
J&S	136	(2)	—		—
OpenKey	1,329		1,143	(3)	—
Total net (income) loss allocated to redeemable noncontrolling interests	$1,484		$1,147		$2
________

(1)	Represents the 0.2% interest in Ashford LLC prior to the legal restructuring of our organizational structure on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.

(2)
For the period from the November 1, 2017 acquisition of J&S through December 31, 2017, net loss of $136,000 was allocated to the redeemable noncontrolling interest in the J&S subsidiary common stock. See note 2 for tables summarizing the redeemable noncontrolling ownership interests and carrying values.

(3)
For the period from the March 8, 2016 conversion of our notes receivable from OpenKey through December 31, 2016, net loss of $1.1 million was allocated to the redeemable noncontrolling interest in the OpenKey subsidiary common stock.